Intangible and tangible assets - Facilities and equipment under finance leases (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tangible assets
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	$ 1,698	$ 1,059	$ 244
Tangible assets | Gross value/Cost
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	2,442	1,642	714
Tangible assets | Depreciation, amortization and impairment
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	(744)	(583)	(470)
Machinery, plant and equipment
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	1,173	672	35
Machinery, plant and equipment | Gross value/Cost
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	1,778	1,140	426
Machinery, plant and equipment | Depreciation, amortization and impairment
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	(605)	(468)	(391)
Buildings
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	65	67	71
Buildings | Gross value/Cost
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	121	124	109
Buildings | Depreciation, amortization and impairment
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	(56)	(57)	(38)
Other
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	460	320	138
Other | Gross value/Cost
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	543	378	179
Other | Depreciation, amortization and impairment
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	$ (83)	$ (58)	$ (41)